Quarterly Holdings Report
for

Fidelity Advisor® Consumer Discretionary Fund

October 31, 2019

AFCI-QTLY-1219
1.809085.116

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.2%
	Shares	Value
Automobiles - 0.3%
Automobile Manufacturers - 0.3%
Ferrari NV	8,003	$1,281,440
Beverages - 0.1%
Soft Drinks - 0.1%
Monster Beverage Corp. (a)	4,595	257,917
Commercial Services & Supplies - 0.2%
Diversified Support Services - 0.2%
Copart, Inc. (a)	12,008	992,341
Distributors - 0.5%
Distributors - 0.5%
LKQ Corp. (a)	60,273	2,048,679
Diversified Consumer Services - 1.3%
Education Services - 1.1%
Grand Canyon Education, Inc. (a)	41,065	3,776,337
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	6,910	843,435
		4,619,772
Specialized Consumer Services - 0.2%
OneSpaWorld Holdings Ltd. (a)(b)	35,457	551,356

TOTAL DIVERSIFIED CONSUMER SERVICES		5,171,128

Entertainment - 0.5%
Movies & Entertainment - 0.5%
Live Nation Entertainment, Inc. (a)	6,368	448,944
Netflix, Inc. (a)	1,968	565,623
World Wrestling Entertainment, Inc. Class A	15,807	885,824
		1,900,391
Food & Staples Retailing - 1.9%
Food Distributors - 1.0%
Performance Food Group Co. (a)	45,608	1,943,357
U.S. Foods Holding Corp. (a)	58,076	2,303,875
		4,247,232
Hypermarkets & Super Centers - 0.9%
BJ's Wholesale Club Holdings, Inc. (a)	95,690	2,554,923
Walmart, Inc.	9,037	1,059,679
		3,614,602

TOTAL FOOD & STAPLES RETAILING		7,861,834

Hotels, Restaurants & Leisure - 21.7%
Casinos & Gaming - 1.8%
Churchill Downs, Inc.	18,722	2,433,673
Eldorado Resorts, Inc. (a)(b)	66,785	2,989,964
Wynn Resorts Ltd.	17,691	2,146,626
		7,570,263
Hotels, Resorts & Cruise Lines - 6.0%
Hilton Grand Vacations, Inc. (a)	46,083	1,600,463
Hilton Worldwide Holdings, Inc.	60,600	5,875,776
Marriott Vacations Worldwide Corp.	37,146	4,083,460
Royal Caribbean Cruises Ltd.	118,128	12,855,870
		24,415,569
Leisure Facilities - 1.9%
Drive Shack, Inc. (a)	126,237	503,686
Planet Fitness, Inc. (a)	60,704	3,864,417
Vail Resorts, Inc.	14,017	3,257,130
		7,625,233
Restaurants - 12.0%
ARAMARK Holdings Corp.	65,417	2,862,648
Chipotle Mexican Grill, Inc. (a)	6,328	4,924,196
McDonald's Corp.	96,008	18,884,774
Restaurant Brands International, Inc.	37,492	2,452,878
Starbucks Corp.	177,308	14,993,164
Yum! Brands, Inc.	50,385	5,124,658
		49,242,318

TOTAL HOTELS, RESTAURANTS & LEISURE		88,853,383

Household Durables - 3.4%
Homebuilding - 3.4%
D.R. Horton, Inc.	111,819	5,855,961
Lennar Corp. Class A	66,207	3,945,937
NVR, Inc. (a)	1,104	4,014,795
		13,816,693
Interactive Media & Services - 0.5%
Interactive Media & Services - 0.5%
Alphabet, Inc. Class A (a)	1,614	2,031,703
Internet & Direct Marketing Retail - 26.9%
Internet & Direct Marketing Retail - 26.9%
Amazon.com, Inc. (a)	52,973	94,115,007
The Booking Holdings, Inc. (a)	7,463	15,289,971
The RealReal, Inc. (b)	26,605	614,842
Wayfair LLC Class A (a)	3,519	289,367
		110,309,187
IT Services - 0.2%
Data Processing & Outsourced Services - 0.2%
PayPal Holdings, Inc. (a)	9,919	1,032,568
Multiline Retail - 6.0%
General Merchandise Stores - 6.0%
B&M European Value Retail SA	187,676	900,222
Dollar General Corp.	65,858	10,559,672
Dollar Tree, Inc. (a)	100,679	11,114,962
Ollie's Bargain Outlet Holdings, Inc. (a)	35,321	2,256,305
		24,831,161
Specialty Retail - 27.5%
Apparel Retail - 9.2%
Burlington Stores, Inc. (a)	67,725	13,014,713
Ross Stores, Inc.	82,053	8,998,753
The Children's Place Retail Stores, Inc. (b)	35,916	2,941,880
TJX Companies, Inc.	221,055	12,743,821
		37,699,167
Automotive Retail - 3.0%
AutoZone, Inc. (a)	4,007	4,585,531
Monro, Inc.	17,702	1,241,087
O'Reilly Automotive, Inc. (a)	14,633	6,372,818
		12,199,436
Computer & Electronics Retail - 0.8%
Best Buy Co., Inc.	48,072	3,453,012
Home Improvement Retail - 13.2%
Floor & Decor Holdings, Inc. Class A (a)	37,306	1,709,734
Lowe's Companies, Inc.	153,272	17,106,688
The Home Depot, Inc.	150,618	35,331,970
		54,148,392
Specialty Stores - 1.3%
Five Below, Inc. (a)	14,803	1,852,003
National Vision Holdings, Inc. (a)	18,978	451,676
Ulta Beauty, Inc. (a)	13,159	3,068,021
		5,371,700

TOTAL SPECIALTY RETAIL		112,871,707

Textiles, Apparel & Luxury Goods - 9.2%
Apparel, Accessories & Luxury Goods - 5.5%
adidas AG	5,096	1,573,496
Canada Goose Holdings, Inc. (a)(b)	17,266	722,312
Capri Holdings Ltd. (a)	83,479	2,593,693
Carter's, Inc.	11,812	1,184,035
G-III Apparel Group Ltd. (a)	21,605	542,502
Hermes International SCA	616	443,131
lululemon athletica, Inc. (a)	3,070	627,109
LVMH Moet Hennessy Louis Vuitton SE	5,115	2,184,392
PVH Corp.	61,516	5,361,735
Tapestry, Inc.	161,820	4,184,665
VF Corp.	36,034	2,965,238
		22,382,308
Footwear - 3.7%
Deckers Outdoor Corp. (a)	17,500	2,675,750
NIKE, Inc. Class B	135,154	12,103,041
Puma AG	7,047	530,125
		15,308,916

TOTAL TEXTILES, APPAREL & LUXURY GOODS		37,691,224

TOTAL COMMON STOCKS
(Cost $288,688,913)		410,951,356

Money Market Funds - 1.4%
Fidelity Cash Central Fund 1.83% (c)	598,066	598,186
Fidelity Securities Lending Cash Central Fund 1.84% (c)(d)	5,160,305	5,160,821
TOTAL MONEY MARKET FUNDS
(Cost $5,759,007)		5,759,007
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $294,447,920)		416,710,363
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(6,385,590)
NET ASSETS - 100%		$410,324,773

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,587
Fidelity Securities Lending Cash Central Fund	17,360
Total	$23,947

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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